Acquisition (Details) - Schedule of Consideration Paid Allocated to the assets and Liabilities - Acquisition [Member]	Aug. 18, 2021 USD ($)
Acquisition (Details) - Schedule of Consideration Paid Allocated to the assets and Liabilities [Line Items]
Cash Payments to GSCG	$ 225,000
Fair value of 1,000,000 shares of preferred series AA stock	963,866
Fair value of 8,974 shares of preferred series DD stock	5,038,576
Accounts payable and accrued liabilities	164,252
Note payables	407,588
Due to MESO	250,000
Total consideration	7,049,282
Cash and cash equivalents	716,647
Accounts receivable	14,006
Property and equipment, net	25,491
Intangible assets, net	487,700
Total fair value of assets acquired	1,243,844
Consideration paid in excess of fair value (Goodwill)	$ 5,805,438	[1]

[1]	The consideration paid in excess of the net fair value of assets acquired and liabilities assumed has been recognized as goodwill.